INVENTORIES (Details) - Schedule of Inventories - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule of Inventories [Abstract]
Concentrate inventory	$ 3,199	$ 4,536
Stockpile	1,715	1,916
Material and supplies	4,210	3,316
Total inventories	$ 9,124	$ 9,768